Income Tax (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax (Textual)
Total cumulative net operating loss carry-forward	$ 2,858,009	$ 1,098,086	$ 149,019
Expiration Beginning in the Year	The China EIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose "de facto management body" is located in the PRC be treated as a resident enterprise for PRC tax purpose and consequently be subject to the PRC income tax at the rate of 25% for its worldwide income. The Implementing Rules of the China EIT Law merely defines the location of the "de facto management body" as "the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located." On April 22, 2009, the PRC State Administration of Taxation further issued a notice entitled "Notice regarding Recognizing Offshore-Established Enterprises Controlled by PRC Shareholders as Resident Enterprises Based on Their place of Effective Management." Under this notice, a foreign company controlled by a PRC company or a group of PRC companies shall be deemed as a PRC resident enterprise, if (i) the senior management and the core management departments in charge of its daily operations mainly function in the PRC; (ii) its financial decisions and human resource decisions are subject to decisions or approvals of persons or institutions in the PRC; (iii) its major assets, accounting books, company sales, minutes and files of board meetings and shareholders' meetings are located or kept in the PRC; and (iv) more than half of the directors or senior management personnel with voting rights reside in the PRC. Based on a review of surrounding facts and circumstances, the Company believe that there is an uncertain tax position as to whether its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes due to limited guidance and implementation history of the China EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25%.
PRC Region [Member]
Income Tax (Textual)
Total cumulative net operating loss carry-forward	$ 1,964,000	903,529	147,286
Expiration Beginning in the Year	2020
HK Region [Member]
Income Tax (Textual)
Total cumulative net operating loss carry-forward	$ 875,122	194,557	1,733
Expiration Beginning in the Year	Indefinitely
UK Region [Member]
Income Tax (Textual)
Total cumulative net operating loss carry-forward	$ 1,000
Expiration Beginning in the Year	2019
Australia Region [Member]
Income Tax (Textual)
Total cumulative net operating loss carry-forward	$ 17,887
Expiration Beginning in the Year	Indefinitely